<SEQUENCE>1
<FILENAME>form13fhr4q12.txt
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Thomas Story & Son LLC

Address:   900 Jorie Boulevard, Suite 188
           Oak Brook, IL 60523


Form 13F File Number: 028-14123


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lollino
Title:  Compliance Officer
Phone:  (312) 282-6543

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lollino                Oak Brook, IL                      01/18/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total:  $      140,923
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          cs               88579y101     3621 39000.00 SH       Sole                 39000.00
Accenture Ltd Bermuda Cl A     cs               g1151c101     5789 87050.00 SH       Sole                 87050.00
Allergan Inc                   cs               018490102     1200 13085.00 SH       Sole                 13085.00
Alliant Energy Corp            cs               018802108      127  2900.00 SH       Sole                  2900.00
Amgen Inc                      cs               031162100      974 11300.00 SH       Sole                 11300.00
Amphenol Corp Cl A             cs               032095101     1042 16100.00 SH       Sole                 16100.00
Automatic Data Processing Inc  cs               053015103      458  8050.00 SH       Sole                  8050.00
Babcock & Wilcox Co            cs               05615f102     3228 123200.00SH       Sole                123200.00
Becton Dickinson & Co          cs               075887109     1774 22685.00 SH       Sole                 22685.00
Bed Bath & Beyond Inc          cs               075896100     2793 49950.00 SH       Sole                 49950.00
Berkshire Hathaway Inc Cl A    cs               084670108      536     4.00 SH       Sole                     4.00
Berkshire Hathaway Inc Cl B    cs               084670702      805  8974.00 SH       Sole                  8974.00
C H Robinson Worldwide Inc     cs               12541w209     3174 50200.00 SH       Sole                 50200.00
Caterpillar Inc                cs               149123101      753  8400.00 SH       Sole                  8400.00
Cenovus Energy Inc             cs               15135u109     4467 133198.13SH       Sole                133198.13
Chubb Corp                     cs               171232101     5856 77749.99 SH       Sole                 77749.99
Cimarex Energy Co              cs               171798101     2757 47750.00 SH       Sole                 47750.00
Coca-Cola Co                   cs               191216100      885 24420.00 SH       Sole                 24420.00
Commerce Bancshares Inc        cs               200525103      532 15180.00 SH       Sole                 15180.00
ConocoPhillips                 cs               20825c104      217  3745.90 SH       Sole                  3745.90
Continental Resources Inc      cs               212015101     1080 14700.00 SH       Sole                 14700.00
Diamond Offshore Drilling Inc  cs               25271c102     1299 19112.43 SH       Sole                 19112.43
Dominion Resources Inc VA      cs               25746u109      761 14700.00 SH       Sole                 14700.00
Emerson Electric Co            cs               291011104      869 16400.00 SH       Sole                 16400.00
Expeditors Intl Wash Inc       cs               302130109      904 22850.00 SH       Sole                 22850.00
Express Scripts Holding Co     cs               30219g108     4423 81900.00 SH       Sole                 81900.00
Exxon Mobil Corp               cs               30231g102     5548 64104.54 SH       Sole                 64104.54
FactSet Research Systems Inc   cs               303075105      264  3000.00 SH       Sole                  3000.00
Fastenal Co                    cs               311900104     6611 141720.00SH       Sole                141720.00
Grainger W W Inc               cs               384802104      350  1731.00 SH       Sole                  1731.00
Idexx Laboratories Inc         cs               45168d104     1749 18850.00 SH       Sole                 18850.00
Illinois Tool Works Inc        cs               452308109     3994 65680.00 SH       Sole                 65680.00
Intel Corp                     cs               458140100     7261 352118.63SH       Sole                352118.63
International Business Machine cs               459200101      452  2360.00 SH       Sole                  2360.00
Johnson & Johnson              cs               478160104     6549 93430.43 SH       Sole                 93430.43
JPMorgan Chase & Co            cs               46625h100      261  5929.00 SH       Sole                  5929.00
Laboratory Corp America Holdin cs               50540r409     3088 35650.00 SH       Sole                 35650.00
McDonalds Corp                 cs               580135101     1469 16654.17 SH       Sole                 16654.17
Monsanto Co                    cs               61166w101     2651 28009.00 SH       Sole                 28009.00
Nike Inc Cl B                  cs               654106103       52  1000.00 SH       Sole                  1000.00
O'Reilly Automotive Inc        cs               67103h107     4747 53090.00 SH       Sole                 53090.00
Paychex Inc                    cs               704326107      557 17902.00 SH       Sole                 17902.00
Praxair Inc                    cs               74005p104     2588 23650.00 SH       Sole                 23650.00
Procter & Gamble Co            cs               742718109     7258 106915.00SH       Sole                106915.00
Scana Corp                     cs               80589m102      746 16346.46 SH       Sole                 16346.46
Schlumberger Ltd               cs               806857108     6265 90401.00 SH       Sole                 90401.00
Sigma Aldrich Corp             cs               826552101     1214 16500.00 SH       Sole                 16500.00
Southern Co                    cs               842587107      781 18254.00 SH       Sole                 18254.00
Staples Inc                    cs               855030102     1700 149123.00SH       Sole                149123.00
Stericycle Inc                 cs               858912108     3764 40350.00 SH       Sole                 40350.00
Suncor Energy Inc              cs               867224107     5079 153993.73SH       Sole                153993.73
Tractor Supply Co              cs               892356106     3462 39186.00 SH       Sole                 39186.00
Ultimate Software Group Inc    cs               90385d107      755  8000.00 SH       Sole                  8000.00
Verizon Communications Inc     cs               92343v104     2806 64850.00 SH       Sole                 64850.00
Visa Inc Cl A                  cs               92826c839     6692 44150.00 SH       Sole                 44150.00
Xilinx Inc                     cs               983919101     1625 45300.00 SH       Sole                 45300.00
Teva Pharmaceutical Industries ad               881624209      261  7000.00 SH       Sole                  7000.00
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